Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	60,300,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 97,996	$ 159,774
Restricted cash	7,371	5,121
Receivables	2,150	3,360
Inventories	9,335	9,534
Due from related parties	3,585	1,297
Fair value of derivatives	0	458
Insurance claims receivables	3,076	747
Accrued charter revenue	13,428	22,413
Prepayments and other	1,910	2,428
Investments	0	6,080
Total current assets	138,851	211,212
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	148,373	3,830
Vessels, net	1,618,887	1,531,610
Total fixed assets, net	1,767,260	1,535,440
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	32,641	30,867
Restricted cash	38,707	36,814
Accrued charter revenue	5,086	14,449
Total assets	1,982,545	1,828,782
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	153,176	114,597
Accounts payable	4,057	4,128
Accrued liabilities	13,455	7,761
Unearned revenue	6,901	2,580
Fair value of derivatives	46,481	53,880
Other current liabilities	2,519	1,842
Total current liabilities	226,589	184,788
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,290,244	1,227,140
Fair value of derivatives, net of current portion	125,194	54,062
Unearned revenue, net of current portion	10,532	650
Total non current liabilities	1,425,970	1,281,852
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	6	6
Additional paid-in capital	519,971	519,971
Accumulated deficit	(48,854)	(74,940)
Accumulated other comprehensive loss	(141,137)	(82,895)
Total stockholders' equity	329,986	362,142
Total liabilities and stockholders' equity	$ 1,982,545	$ 1,828,782

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES [Abstract]:
Voyage revenue	$ 382,155	$ 353,151	$ 399,939
EXPENSES [Abstract]:
Voyage expenses	(4,218)	(2,076)	(3,075)
Voyage expenses-related parties	(2,877)	(410)	0
Vessels' operating expenses	(110,359)	(102,771)	(114,515)
Charter agreement early termination fee	0	(9,500)	0
General and administrative expenses	(3,958)	(1,065)	(1,236)
General and administrative expenses-related parties	(1,000)	(159)	(480)
Management fees-related parties	(15,349)	(11,256)	(12,231)
Amortization of dry-docking and special survey costs	(8,139)	(8,465)	(7,986)
Depreciation	(78,803)	(70,887)	(71,148)
Gain on sale/disposal of vessels, net	13,077	9,588	2,854
Foreign exchange gains / (losses)	133	(273)	(535)
Operating income	170,662	155,877	191,587
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	477	1,449	2,672
Interest and finance costs	(75,441)	(71,949)	(86,817)
Other	603	306	3,892
Gain (loss) on derivative instruments	(8,709)	(4,459)	5,595
Total other income (expenses)	(83,070)	(74,653)	(74,658)
Net Income	$ 87,592	$ 81,224	$ 116,929
Earnings per common share, basic and diluted	$ 1.45	$ 1.65	$ 2.49
Weighted average number of shares, basic and diluted	60,300,000	49,113,425	47,000,000

Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 87,592	$ 81,224	$ 116,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	78,803	70,887	71,148
Amortization and write off of financing costs	2,747	1,827	746
Amortization of deferred drydocking and special survey	8,139	8,465	7,986
Amortization of unearned revenue	(650)	(650)	(3,378)
Net settlements on interest rate swaps qualifying for cash flow hedge	(2,752)	0	0
Loss (gain) on derivative instruments	8,709	4,459	(5,595)
Gain on sale/disposal of vessels, net	(13,077)	(9,588)	(2,854)
Gain on sale of investments	8	(148)	(108)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	1,210	(225)	(2,039)
Due from related parties	(2,288)	7,009	4,538
Inventories	199	1,945	1,108
Claims receivable	(2,329)	(71)	2,472
Prepayments and other	518	(763)	431
Accounts payable	(71)	(4,694)	4,996
Due to related parties	0	(7,253)	6,983
Accrued liabilities	665	1,995	(8,447)
Unearned revenue	2,888	529	(3,906)
Other liabilities	677	(701)	(692)
Drydockings	(6,122)	(12,705)	(6,051)
Accrued charter revenue	30,313	(13,596)	(22,374)
Net Cash provided by Operating Activities	195,179	127,946	161,893
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(148,373)	(3,830)	(47,903)
Vessel acquisitions/addition to vessel cost	(190,209)	(50,781)	(8,864)
Proceeds from sale of available for sale of securities	6,082	8,030	21,421
Proceeds from the sale of vessels, net	48,742	22,731	48,157
Net Cash provided by (used in) Investing Activities	(283,758)	(23,850)	12,811
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from Initial Public Offering, net of related expenses	0	148,827	0
Initial Public Offering costs	0	(3,284)	0
Stockholders' contributions	0	2,400	0
Proceeds from long-term debt	226,293	0	30,000
Repayment of long-term debt	(124,610)	(93,856)	(124,355)
Payment of financing costs	(9,233)	(3,256)	(150)
Dividends paid	(61,506)	(10,000)	(30,230)
Distribution paid to stockholders with reorganization	0	0	(131,000)
(Increase) decrease in restricted cash	(4,143)	2,565	3,051
Net Cash provided by (used in) Financing Activities	26,801	43,396	(252,684)
Net increase / (decrease) in cash and cash equivalents	(61,778)	147,492	(77,980)
CASH AND CASH EQUIVALENTS at beginning of the year	159,774	12,282	90,262
CASH AND CASH EQUIVALENTS at end of the year	97,996	159,774	12,282
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the year for interest, net of amounts capitalized	$ 20,783	$ 19,896	$ 52,176

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income for the year [Abstract]
Net Income for the year	$ 87,592	$ 81,224	$ 116,929
Other comprehensive income/ (loss) [Abstract]
Unrealized gain (loss) on cash flow hedges	(55,482)	(21,909)	42,706
Unrealized gain (loss) on available for sale securities	0	(110)	15
Reclassification adjustment for gain (loss) on available for sale securities in net income	(8)	(228)	0
Net settlements on interest rate swaps qualifying for cash flow hedge	(2,752)	0	0
Other comprehensive income/ (loss) for the year	(58,242)	(22,247)	42,721
Total comprehensive income for the year	$ 29,350	$ 58,977	$ 159,650

Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2008	$ (10,750)	$ 0	$ 325,482	$ (103,369)	$ (232,863)
Balance as of, Shares at Dec. 31, 2008		1,880,000
Net income	116,929				116,929
Contribution of shares of Uriza Shipping Co.	46,552		46,552
Dividends declared	(40,230)				(40,230)
Other comprehensive income/ (loss)	42,721			42,721
Balance as of, value at Dec. 31, 2009	155,222	0	372,034	(60,648)	(156,164)
Balance as of, Shares at Dec. 31, 2009		1,880,000
Net income	81,224				81,224
Other comprehensive income/ (loss)	(22,247)			(22,247)
Common Stock Issuance, Value	2,400	5	2,395
Common Stock Issuance, Shares		45,120,000
Initial Public Offering Proceeds, net, Value	145,543	1	145,542
Initial Public Offering Proceeds, net, Shares		13,300,000
Balance as of, value at Dec. 31, 2010	362,142	6	519,971	(82,895)	(74,940)
Balance as of, shares at Dec. 31, 2010		60,300,000
Net income	87,592				87,592
Dividends declared	(61,506)				(61,506)
Other comprehensive income/ (loss)	(58,242)			(58,242)
Balance as of, value at Dec. 31, 2011	$ 329,986	$ 6	$ 519,971	$ (141,137)	$ (48,854)
Balance as of, shares at Dec. 31, 2011		60,300,000

Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]
1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. In this respect, 13,300,000 common shares at par value US$0.0001 were issued for US$12.00 per share. The net proceeds of the initial public offering were $145,543. At December 31, 2011, members of the Family owned, directly or indirectly, approximately 77.9% of the outstanding common shares, in the aggregate.
As of December 31, 2010 and 2011, the Company owned and operated a fleet of 43 and 46 container vessels with a total carrying capacity of approximately 218,584 TEU and 233,980 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]
2. Significant Accounting Policies and Recent Accounting Pronouncements:
(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.
Costamare as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation,” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest.
Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2010 and 2011.
(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(c) Comprehensive Income (loss): Within the year, the Company has adopted the amendments made by Accounting Standards Update (“ASU”) 2011-05, “Comprehensive Income, Presentation of Comprehensive Income” which requires presentation of a separate statement of comprehensive income. In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.
(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.
(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
(f) Restricted Cash: Restricted cash is additional minimum cash deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash includes bank deposits and deposits in so-called “retention accounts” that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due.
(g) Receivables: The amount shown as receivable, at each balance sheet date, includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been established as of December 31, 2010 and 2011.
(h) Inventories: Inventories consist of bunkers, lubricants and spare parts (propellers and tail shafts) which are stated at the lower of cost or market on a consistent basis. Cost incurred to bring inventories to their present location and condition is determined by the first in, first out method.
(i) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, and the claim is not subject to litigation.
(j) Available-for-Sale Securities: Investments consisting of marketable government bonds (see Note 4) are classified as available-for-sale securities, and reported at fair value as determined based on quoted market prices. Those investments with maturities of less than one year from the balance sheet date are considered short-term investments. Investments with maturities greater than one year from the balance sheet date are considered long-term investments. Unrealized gains and losses are reported in the statement of comprehensive income, with realized gains and losses recognized upon sale of the security and reported in interest income.
(k) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.
The cost of each of the Company's vessels is depreciated from the date of acquisition on a straight-line basis over the vessel's remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels' lightweight tonnage and estimated scrap rate (in the range of $0.150 to $0.250 per light weight ton). Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
(l) Accrued Charter Revenue/Unearned Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.
(m) Impairment of Long-Lived Assets: The Company uses ASC 360 “Property plant and equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.
As of December 31, 2010 and 2011, the Company concluded that, as conditions in the worldwide shipping industry remain highly volatile, indicators existed which triggered the existence of potential impairment of its long-lived assets. These indicators included deterioration in the spot market, vessels' market values and the potential impact the current marketplace may have on its future operations. As a result, the Company performed an impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to their respective carrying value. The Company's strategy is mainly to charter its vessels under long term, fixed or variable rate time charters, providing the Company with contracted future cash flows.
In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to time charter rates, vessels' operating expenses, vessels' capital expenditures, vessels' residual value, fleet utilization, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations and taking into consideration growth rates.
The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. Consistent with prior years and to the extent impairment indicators were present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates, inflated annually by a 4.0% growth rate being the historical and forecasted average world GDP nominal growth rate) over the remaining estimated life of the vessel assumed to be 30 years from the delivery of the vessel from the shipyard, expected outflows for vessels' operating expenses assuming an annual inflation rate of 2.93% (in line with the average world Consumer Price Index forecasted), planned drydocking and special survey expenditures, management fees expenditures which are adjusted every year, after December 31, 2012 as provided under the Company's management agreements, by an inflation rate of 4.0% and fleet utilization of 99.3% (excluding the scheduled off-hire days for planned drydockings and special surveys which are determined separately ranging from 14 to 25 days depending on size and age of each vessel) based on historical experience. The salvage value used in the impairment test is estimated to be in the range from $0.150 to $0.250 per light weight ton in accordance with our vessels' depreciation policy.
The Company's assessment concluded that step two of the impairment analysis was not required and no impairment of vessels existed as of December 31, 2010 and 2011, as the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel. No impairment loss was recorded in 2009, 2010 or 2011.
(n) Reporting Assets held-for-sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2010 and 2011, no vessels were classified as held-for-sale.
(o) Accounting for Special Survey and Drydocking Costs: The Company follows the deferral method of accounting for special survey and drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the drydocking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of the vessel's sale. Furthermore, unamortized drydocking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written off to the income statement.
(p) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.
(q) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts  receivable and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.
(r) Voyage Revenues: Voyage Revenues are generated from time charter agreements and are usually paid 15 days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues over the term of the charter are recorded as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight line basis as the average revenue over the rental periods of such agreements, as service is performed. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and the sea passage for the next fixed cargo and is deemed to end upon the completion of discharge of the current cargo, provided an agreed non- cancelable charter agreement between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Unearned revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated, as well as revenue recognized based on the average hire rate as derived from the entire duration of the charter party, rather than being recognized on the per year hire rates provided in the charter party when the daily hire rate of the specific vessels decreases over time.
Revenues for 2009, 2010 and 2011 derived from significant charterers (in percentages of total revenues) were as follows:

	2009	2010	2011
	_______	________	_______
A	18%	19%	18%
B	38%	37%	34%
C	17%	19%	16%
D	8%	10%	10%
	_______	________	_______
Total	81%	85%	78%
	~~_______~~	~~________~~	~~_______~~
(s) Voyage Expenses: Voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and commissions and fees, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.
(t) Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection expenses, are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.
(u) Derivative Financial Instruments: The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge but then will consider its non zero value at re-designation in its assessment of effectiveness of the cash flow hedge.
The Company, at each reporting date, formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.
This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.
The Company also formally assesses, both at the hedge's inception and, on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.
The Company also enters forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts for hedge accounting.
(v) Earnings per Share: Basic earnings per share are computed by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2011.
(w) Fair Value Measurements: The Company adopted, as of January 1, 2008, ASC 820 “Fair Value Measurements and Disclosures”, which defines, and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 15 and 16).
ASC 825 “Financial Instruments”, permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value.
The Company has evaluated the guidance contained in ASC 825, and has elected not to report any existing financial assets or liabilities at fair value that are not already so reported; therefore, the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.
(x) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.
(v) Recent Accounting Standards Updates: ASU 2011-04: In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements, Amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and IFRS (Topic 820). The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011. Earlier application is not permitted. The provisions of ASU 2011-04 are not expected to have a material impact on the Company's consolidated financial statements.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]
3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives a daily fee of $0.850 for each containership that is subject to any charter other than a bareboat charter ($0.700 prior to November 4, 2010,) and $0.425 in the case of a containership subject to a bareboat charter, prorated for the calendar days the Company owns each containership and for the three month period following the date of the sale of a vessel, for providing the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers (but not for payment of such officer's compensation for their services). With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate. Furthermore, Costamare Shipping is providing the Company's vessels flying the Greek, the Hong Kong and Liberian (Prosper) flags, with technical, commercial, insurance, accounting, provisions, sale and purchase, crewing and bunkering services, subcontracting certain of these services in respect of the Hong Kong and Liberian (Prosper) flag vessels to Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), also a related party, under separate management agreements executed between Costamare Shipping and Shanghai Costamare for each vessel in exchange for a daily fixed fee. The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet. Costamare Shipping has also undertaken the commercial management of the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) under separate commercial management agreements with each respective ship- owning company. The technical management of such vessels is performed by CIEL Shipmanagement S.A. (“CIEL”), a related party, pursuant to separate agreements signed between each ship-owning company and CIEL in exchange for a daily fixed fee.
The initial term of the management agreement expires on December 31, 2015, automatically renews for a one-year period and will be extended in additional one-year increments until December 31, 2020, at which point it will expire. The management fee per day for each containership is fixed until December 31, 2012, and will thereafter be annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Management fees charged by the Manager in 2009, 2010 and 2011 amounted to $9,521, $8,902 and $12,038 respectively, and are included in management fees-related parties in the accompanying consolidated statements of income. In addition, following the consummation of the Company's Initial Public Offering on November 4, 2010, the Manager charged (i) $2,877 for the year ended December 31, 2011 ($410 for the period from November 4, 2010 up to December 31, 2010), representing a fee of 0.75% on all gross revenues, as provided in the management agreements and is included in voyage expenses - related parties in the accompanying 2010 and 2011 consolidated statements of income and (ii) $1,000 for the year ended December 31, 2011 ($159 for the period from November 4, 2010 up to December 31, 2010) for the services of the Company's officers in aggregate and is included in General and administrative expenses - related parties in the accompanying 2010 and 2011 consolidated statements of income.
The balance due from the Manager at December 31, 2010 and 2011 amounted to $504 and $2,568, respectively, and is included in Due from related parties in the accompanying 2010 and 2011 consolidated balance sheet.
Furthermore, on September 5, 2008, the Company assumed from Costamare Shipping the interest rate collar swap agreement discussed in Note 15 (b) (ii) at its then fair value which was a liability of $7,887. The amount was payable by Costamare Shipping within 30 months from September 5, 2008. The amount was paid by the Manager on December 1, 2010.
(b) Ciel Shipmanagement S.A. (“CIEL”): CIEL, a company incorporated in the Republic of Liberia, is owned 50.2% by the Company's chairman and chief executive officer and 49.8% by Mr. Dimitrios Lemonidis, CIEL's chief executive officer. CIEL is not part of the consolidated group of the Company but is a related party. CIEL provides the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) certain shipping services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel (2010: $0.600). CIEL specializes, although not exclusively, in managing containerships of up to 3,500 TEU. As of December 31, 2011, CIEL provided technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services, to 12 (10 at December 31, 2010) of the Company's containerships. Management fees charged by CIEL in 2009, 2010 and 2011 amounted to $2,570, $2,314 and $3,311 respectively, and are included in management fees - related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2010 and 2011 amounted $793 and $1,017, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. Furthermore, in 2009 following the sale of the vessels MSC Romania II, MSC Venice, MSC Austria, MSC Togo, Gentle and Gem and following the reflagging of Horizon CIEL charged $140 for accounting and administrative fees ($20 per vessel) and in 2010, following the sale of the vessels MSC Germany and MSC Mexico, CIEL charged $40 ($20 per vessel) which are included in Management fees in the accompanying consolidated statements of income.
(c) Shanghai Costamare Ship Management Co. Ltd. (“Shanghai Costamare”): Shanghai Costamare is owned (indirectly) 70% by the Company's chairman and chief executive officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's chief executive officer. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company, but is a related party. The technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels has been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2011, Shanghai Costamare provided such services to nine (eight as of December 31, 2010) of the Company's containerships, eight of which are flying the Hong Kong flag and one is flying the Liberian flag (Prosper). During 2009, 2010 and 2011, Shanghai Costamare billed the Company $480, $nil and $nil, respectively, for market analysis and research services which are included in General and administrative expenses-related parties in the accompanying consolidated statements of income. The balance due to Shanghai Costamare at December 31, 2010 and 2011, was $nil and $nil, respectively.
(d) Vessels' sale to affiliated companies: In August and September 2009, the Company sold the vessels Gem and Gentle, including their charter parties, to a related company, wholly owned by Vasileios Konstantakopoulos, for an aggregate amount of $25,000 and realized an aggregate loss of $137 which is included in Gain (loss) on sale of vessels in the accompanying 2009 consolidated statement of income (Note 7).
(e) Under construction vessel—Hull1512A: In June 2009, the Family, being the shareholders of Uriza Shipping Co., owner of under construction vessel Hull1512A, transferred their shares of Uriza Shipping Co. to the Company. The shipbuilding contract price amounted to $116,000 and as of December 31, 2009, $92,000 had been paid to the shipyard. In May 2010, the Company paid to the shipyard the amount of $24,000, and took delivery of the newbuild vessel MSC Navarino (renamed to Hyundai Navarino in January 2011).

Investments	12 Months Ended
Dec. 31, 2011
Available For Sale Securities [Abstract]:
Investments [Text Block]
4. Investments:
During 2008, the Company purchased bonds issued by the US Government and by the Province of Ontario as follows:
(a) In October 2008, two bonds issued by the US Government with principal amount of $45,000 at a purchase price of $45,686 in the aggregate. The US Government bonds have Coupon rates at 2.375% and 2.000% and matured in August and September 2010, respectively.
(b) In December 2008, two bonds issued by the Province of Ontario with principal amount of $11,000 at a purchase price of $11,195 in the aggregate. The two Province of Ontario bonds have Coupon rates at 3.125% and 2.750% and matured in September 2010 and February 2011, respectively.
As at December 31, 2010 the Company held the following bonds at fair value:

Issuer	Principal amount	Invested amount	Coupon rate	Maturity	Market Value December 31, 2010
__________________	_________	__________	_________	_______________	_____________
Current assets:
Province of Ontario	6,000	6,083	2.750%	February 22, 2011	6,080
	_________	__________			_____________
Total	6,000	6,083			6,080
	~~_________~~	~~__________~~			~~_____________~~
The total fair value change of the bonds for the year ended December 31, 2009 amounted to an unrealized gain of $15 which is included in Other Comprehensive Income (loss). Following the maturity of the bonds in 2010, $228 was transferred from Other Comprehensive Income (loss), to Interest income in the accompanying 2010 consolidated statement of income. The fair value change of the bonds held by the Company at December 31, 2010 amounted to an unrealized loss of $110 which is included in Other Comprehensive Income (loss).
As at December 31, 2010, the Company held at fair value one Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $8 was transferred to Interest income from Other Comprehensive Income in the accompanying 2011 consolidated statement of income.

Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories [Text Block]
5. Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
	________	________
Bunkers	133	—
Lubricants	7,893	7,448
Spare parts	1,508	1,887
	________	________
Total	9,534	9,335
	~~________~~	~~________~~

Advances for Vessel Acquisitions	12 Months Ended
Dec. 31, 2011
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]
6. Advances for Vessels Acquisitions:
During the year ended December 31, 2011, the Company acquired ten secondhand containerships: Prosper, MSC Pylos, Zagora, Marina, Konstantina, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni. The aggregate acquisition cost of the ten containerships was $193,063, of which $3,830 was advanced to the sellers as of December 31, 2010 and is separately reflected in the accompanying December 31, 2010 consolidated balance sheet.
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted, subject to the loan concluded on January 14, 2011 (Note 9), with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,000 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between November 2013 and January 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly- owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S 4010 and S 4011), each of approximately 9,000 TEU capacity. These two newbuild vessels are scheduled to be delivered to the Company by the end of 2012. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed regarding the three 9,000 TEU vessels discussed in the preceding paragraph.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Undine Shipping Co., Terance Shipping Co., Quentin Shipping Co., Raymond Shipping Co., and Sander Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels, each of approximately 8,800 TEU capacity. The five newbuild vessels are scheduled for delivery in the first three quarters of 2013 and the Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010 for the three approximately 9,000 TEU vessels discussed above.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011.
The amount of $148,373 separately reflected in the accompanying December 31, 2011 consolidated balance sheet includes amounts paid to the shipyards and other costs, as analyzed below:

Pre-delivery installments	143,131
Capitalized interest and finance costs	2,773
Other capitalized costs	2,469
____________
Total	148,373
~~____________~~

Vessels	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]:
Vessels, Net [Text Block]
7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
	____________	_____________	__________
Balance, January 1, 2009	2,097,580	(525,464)	1,572,116
- Depreciation	—	(71,148)	(71,148)
- Transfer to assets held for sale	(1,810)	—	(1,810)
- Vessel acquisitions and other vessels' cost	8,864	—	8,864
- Disposals	(66,860)	24,482	(42,378)
	____________	_____________	__________
Balance, December 31, 2009	2,037,774	(572,130)	1,465,644
- Depreciation	—	(70,887)	(70,887)
- Vessel acquisitions and other vessels' cost	146,246	—	146,246
- Disposals	(35,160)	25,767	(9,393)
	____________	_____________	__________
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
- Depreciation	—	(78,803)	(78,803)
- Vessel acquisitions and other vessels' cost	194,040	—	194,040
- Disposals	(44,792)	16,832	(27,960)
	____________	_____________	__________
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
	~~___________~~	~~____________~~	~~_________~~

In August and September 2009, the Company acquired the secondhand container vessels Gifted and Genius at an aggregate price of $8,270.
In August and September 2009, the Company sold the container vessels Gem and Gentle to a related company (Note 3) at an aggregate price of $25,000 and realized an aggregate loss of $137 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2009 consolidated statement of income.
During 2009, the Company sold for scrap the container vessels MSC Austria, Liguria, City of Glasgow, MSC Togo, MSC Yokohama, MSC Venice, MSC Romania II and MSC Antwerp at an aggregate price of $23,157 and realized an aggregate capital net gain of $2,991 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2009 consolidated statement of income.
During the year ended December 31, 2010, the Company sold for scrap the container vessels MSC Germany, MSC Toba, MSC Mexico and MSC Sicily at an aggregate price of $22,731 and realized an aggregate gain of $9,588 which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2010 consolidated statement of income.
On May 6, 2010, the Company took delivery from the ship-yard of the new-building container vessel MSC Navarino (renamed to Hyundai Navarino in January 2011) at a total cost of $122,230 (Note 3).
On September 23, 2010, the Company contracted to acquire four 3,351 TEU secondhand containerships built between 1990 and 1992 at a purchase price of $11,250 per containership, of which $2,250 was advanced to the sellers as of December 31, 2010. All of the four containerships, Karmen, Rena, Marina and Konstantina, were delivered to the Company on November 10, 2010, November 22, 2010, February 28, 2011 and March 16, 2011, respectively.
On December 2, 2010, the Company contracted to acquire the 2,020 TEU secondhand containership MSC Pylos (ex. Oranje), built in 1991 at a purchase price of $7,450, of which $750 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 7, 2011.
On December 8, 2010, the Company contracted to acquire the 1,162 TEU secondhand containership Zagora, built in 1995 at a purchase price of $8,287, of which $830 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 28, 2011.
During the year ended December 31, 2011, the Company acquired the secondhand containerships Prosper, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni at an aggregate cost of $154,826.
During the year ended December 31, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany and Garden while the vessel Rena was determined to be a constructive total loss (“CTL”) for insurance purposes in October 2011. From the sale of these six vessels and the CTL of Rena, the Company received in aggregate $48,742 and recognized an aggregate gain of $13,077 (including the effect of a provision recorded for potential costs associated with the grounding of the Rena), which is included in Gain (loss) on sale/disposal of vessels, net in the accompanying 2011 consolidated statement of income.
As of December 31, 2011, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Thirty-one of the Company's vessels, having a total carrying value of $1,351,221 as of December 31, 2011, have been provided as collateral to secure the long-term debt discussed in Note 9.

Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]
8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Financing Costs	Dry-docking and Special Survey Costs	Total
	_____________	____________	__________
Balance, January 1, 2009	4,604	29,804	34,408
- Additions	150	6,051	6,201
- Amortization	(688)	(7,986)	(8,674)
- Write-off	(58)	(3,217)	(3,275)
- Transfer to asset held for sale	—	(1,141)	(1,141)
	_____________	____________	__________
Balance, December 31, 2009	4,008	23,511	27,519
- Additions	3,256	12,705	15,961
- Amortization	(1,827)	(8,465)	(10,292)
- Write-off	—	(2,321)	(2,321)
	_____________	____________	__________
Balance, December 31, 2010	5,437	25,430	30,867
- Additions	9,233	6,122	15,355
- Amortization	(2,747)	(8,139)	(10,886)
- Write-off	—	(2,695)	(2,695)
	_____________	____________	__________
Balance, December 31, 2011	11,923	20,718	32,641
	~~_____________~~	~~____________~~	~~__________~~

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During 2009, 2010 and 2011, 6 vessels, 12 vessels and 8 vessels, respectively, underwent their special survey.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]
9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)			2010	2011
____________			__________	__________
1.	Credit Facility		845,758	857,055
			__________	__________
2.	Term Loans:
	1.	Lang Shipping Co	—	—
	2.	Mera Shipping Co., Convey Shipping Co., Douro Shipping Co., Cornas Shipping Co.	—	—
	3.	Costis Maritime Corporation and Christos Maritime Corporation	127,500	118,500
	4.	Mas Shipping Co	68,000	62,250
	5.	Montes Shipping Co. and Kelsen Shipping Co	126,000	114,000
	6.	Marathos Shipping Inc	9,500	5,700
	7.	Capetanissa Maritime Corporation	70,000	65,000
	8.	Rena Maritime Corporation	67,500	62,500
	9.	Bullow Investments Inc	6,500	3,500
	10.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co., Volk Shipping Co	20,979	10,437
	11.	Costamare Inc.	—	79,538
	12.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	—	—
	13.	Costamare Inc.	—	26,740
	14.	Undine Shipping Co., Quentin Shipping Co., Sander Shipping Co.	—	22,920
	15.	Raymond Shipping Co. and Terance Shipping Co.	—	15,280
	16.	Costamare Inc.	—	—
			__________	__________
			495,979	586,363
			__________	__________
		Total	1,341,737	1,443,420
		Less-current portion	(114,597)	(153,176)
			__________	__________
		Long-term portion	1,227,140	1,290,244
			~~__________~~	~~__________~~
1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay existing indebtedness. The Facility is comprised of (a) a revolving credit facility of an amount of up to $300,000 and (b) a term loan facility of an amount of up to $700,000. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,853 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above. The drawdown was secured by a first priority mortgage on vessel Cosco Hellas. The undrawn balance of the Facility as of December 31, 2011, was $nil.
The outstanding balance of the Facility as of December 31, 2011, is repayable in 26 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,757 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio is reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $ 2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and is amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1.
The Facility, as of December 31, 2011, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.
2. Term loans:
1. In September 2008, Lang Shipping Co. entered into a loan agreement with a bank for an amount of up to $10,450, in order to partly finance, as part of the internal reorganization process (Note 1), the acquisition cost of the vessel MSC Challenger. The loan was repaid on November 18, 2010.
2. In August 2008, Mera Shipping Co., Convey Shipping Co., Douro Shipping Co. and Cornas Shipping Co. entered into a loan agreement with a bank for an amount of up to $16,088, in order to partly finance, as part of the internal reorganization process (Note 1), the acquisition cost of the vessels MSC Sierra, MSC Austria, MSC Germany and MSC Mexico. The loan was repaid on November 18, 2010.
3. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost the vessels Sealand New York and Sealand Washington. As at December 31, 2011, the outstanding balance of the loan of $118,500 is repayable in 13 equal semi-annual installments of $4,500, each from May 2012 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
4. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2011, the outstanding balance of the loan of $62,250 is repayable in 13 variable semi-annual installments from February 2012 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
5. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2011, the outstanding balance of the loan of $114,000 is repayable in 12 semi-annual installments of $6,000 each from June 2012 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
6. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel Maersk Mandraki. As at December 31, 2011, the outstanding balance of the loan of $5,700 is repayable in 3 equal semi- annual installments of $1,900 each, from February 2012 to February 2013.
7. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2011, the outstanding balance of the loan of $65,000 is repayable in 14 equal semi-annual installments of $2,500 each from February 2012 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
8. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2011, the outstanding balance of the loan of $62,500 is repayable in 13 equal semi-annual installments of $2,500 each from February 2012 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
9. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel Maersk Mykonos. As at December 31, 2011, the outstanding balance of the loan of $3,500 is repayable in 3 variable semi-annual installments from February 2012 to February 2013.
10. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co., and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius and Gifted. Following the sale of Garden (Note 7) in December 2011, the Company repaid the amount of $2,921. As at December 31, 2011, the outstanding balance of the loan of $10,437 is repayable in 2 semi-annual installments of $3,811 each from June 2012 to December 2012 and a balloon payment of $2,815 payable together with the last installment.
11. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which will be available for drawing for a period up to 18 months. As of December 31, 2011, the Company has drawn the amount of $38,500 (tranche a) and the amount of $42,000 (tranche b) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos and MSC Methoni, respectively. As at December 31, 2011, the outstanding balance of the tranche (a) of the loan of $37,537.5 is repayable in 31 quarterly installments of $962.5 from February 2012 to November 2018 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2011, the outstanding balance of the tranche (b) of the loan of $42,000 is repayable in 32 quarterly installments of $1,050 from January 2012 to October 2019 and a balloon payment of $8,400 payable together with the last installment.
12. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2011, the Company did not draw any amounts under this credit facility.
13. On April 7, 2011, Costamare Inc., as borrower, concluded a credit facility with a consortium of banks, for an amount up to the lesser of $140,000 and the 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 6). The credit facility is repayable in 16 consecutive quarterly installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011, and final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. On April 18, 2011, the Company drew down an amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011.
14. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each, and a final (twenty- eighth) installment of $42,020 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024.
15. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 6). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each, and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023.
16. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, which will partly finance the aggregate market value of eleven vessels in its fleet. The term loan is available to the Company up to September 30, 2012. As of December 31, 2011, the Company did not draw any amounts under this loan facility.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignment of all insurances and earnings of the mortgaged vessels and (c) corporate guarantee of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after December 31, 2011, are as follows:

Year ending December 31,	Amount
_______________________________________	___________
2012	153,176
2013	162,961
2014	168,445
2015	147,379
2016	137,190
2017 and thereafter	674,269
___________
1,443,420
~~___________~~

The interest rates of Costamare's long-term debt at December 31, 2009, 2010 and 2011 were in the range of 1.56%-6.75%, 1.31%-6.75% and 1.21%-6.75%, respectively. The weighted average interest rate as at December 31, 2009, 2010 and 2011 was 4.30%, 4.59% and 4.8%, respectively.
Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for 2009, 2010 and 2011 amounted to $82,074, $71,323 and $73,597, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amounts $466 and $1,616 for 2009 and 2010, respectively, was capitalized and is included in Vessels, net in the accompanying 2009 and 2010 consolidated balance sheets. Of the above amount incurred in 2011, $5,525 was capitalized and is included in (a) Advances for vessel acquisitions ($2,773) and (b) in the statement of comprehensive income (loss) ($2,752), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the accompanying 2011 consolidated balance sheet.

Accrued Charter Revenue and Unearned Revenue	12 Months Ended
Dec. 31, 2011
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2010 and 2011 reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight line basis at their average rates. As at December 31, 2010 the accrued charter revenue amounted to $36,862 (including the current portion of $22,413 which is separately reflected in current assets in the accompanying 2010 consolidated balance sheet). As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in current assets, $5,086 separately reflected in non - current assets, and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2011 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
_______________________________________	___________
2012	11,995
2013	(2,378)
2014	1,678
2015	(2,622)
2016	(2,323)
2017 and thereafter	199
___________
6,549
~~___________~~
In December 2010, the Company paid the amount of $9,500 to MSC, compensating MSC for the early termination of the MSC Navarino (renamed to Hyundai Navarino in January 2011) charter agreement. The compensation is separately reflected in the accompanying 2010 consolidated statement of income.
(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2010 and 2011 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	2010	2011
	________	_________
Hires collected in advance	2,015	4,903
Charter revenue resulting from varying charter rates	—	11,965
Unamortized balance of charters assumed	1,215	565
	________	_________
Total	3,230	17,433
Less current portion	(2,580)	(6,901)
	________	_________
Non-current portion	650	10,532
	~~________~~	~~_________~~

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]
11. Commitments and Contingencies:
(a) Long-term time charters: The Company has entered into time charter arrangements on all of its vessels in operation, including the ten hulls under construction, with international liner operators. These arrangements as at December 31, 2011, have remaining terms of up to 145 months (including the time charter agreements for vessels under construction as at December 31, 2011). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
________________________________________	_________
2012	362,478
2013	393,334
2014	440,162
2015	430,579
2016	417,301
2017 and thereafter	971,556
_________
3,015,410
~~_________~~
(b) As at December 31, 2011, as further disclosed in Note 6, the Company has entered into ten shipbuilding contracts for the construction and acquisition of ten newbuild vessels. The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011. The remaining balance of $810,609 is payable as follows:

Year ending December 31,	Amount
________________________________________	_________
2012	305,215
2013	486,378
2014	19,016
_________
81,609
~~_________~~
Furthermore, in September 2011, the Company agreed to acquire, subject to final documentation, the 4,132 TEU, 2002-built MSC Ulsan for a purchase price of $30,000. The vessel is expected to be delivered within the first quarter of 2012 and immediately upon delivery it will commence a time charter for a duration of approximately 63 months, at a daily rate of $16.5.
(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Common Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]:
Common Stock and Additional Paid-In Capital [Text Block]
12. Common Stock and Additional Paid-In Capital:
(a) Common Stock and Preferred Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of US dollar 0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company's authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series. A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.
On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.
On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock. The share and per share amounts included in the accompanying consolidated financial statements have been restated to reflect the stock dividend discussed above.
On November 4, 2010, the Company completed its Initial Public Offering in the United States under the United States Securities Act of 1933, as amended. In this respect 13,300,000 common shares at par value $0.0001 were issued for $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.
(b) Additional Paid-in capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes and (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the net proceeds obtained for those shares.
(c) Dividends paid: During the year ended December 31, 2011, the Company declared and paid, to its common shareholders, the amount of $61,506 or US dollars 1.02 per common share.

Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]
13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2009	2010	2011
	_________	_________	_________
Interest expense	47,518	19,484	21,218
Interest capitalized	(466)	(1,616)	(5,525)
Swap effect	34,556	51,839	52,379
Amortization and write-off of financing costs	746	1,827	2,747
Commitment fees	173	188	4,369
Swap unwound	1,486	—	—
Loans breakage cost	2,555	—	—
Bank charges and other	249	227	253
	_________	_________	_________
	86,817	71,949	75,441
	~~_________~~	~~_________~~	~~_________~~

Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]:
Taxes [Text Block]
14. Taxes:
Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of income.
The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns, with the Internal Revenue Service. Applicable Tax is 50% of 4% of United States related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption as they satisfy the relevant requirements because (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to US corporations and (ii) over 50% of the ultimate shareholders of the vessel owning companies are residents of a country granting an equivalent exemption to US persons.

Derivatives	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]
15. Derivatives:
(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.
These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the Statement of Income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the Statement of Income immediately.
The interest rate swap agreements designed as hedging instruments, as of December 31, 2010 and 2011, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2010	Fair value Dec. 31, 2011
__________________	__________	________	_________	_______________________	________	________
30/6/2008	30/06/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(31,229)	(27,494)
30/6/2008	30/06/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(5,511)	(4,852)
30/9/2008	30/06/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(7,542)	(6,594)
30/9/2008	30/06/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(18,639)	(16,051)
16/5/2008	16/05/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,993)	(4,075)
16/5/2008	16/05/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,993)	(4,075)
17/6/2008	17/06/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(3,666)	(2,288)
17/6/2008	17/06/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(3,666)	(2,288)
21/2/2007	21/02/2017	85,000	Zero cost Interest rate Collar*		(10,190)	(12,268)
4/08/2008	5/08/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(4,526)	(3,226)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	—	(15,478)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	—	(19,031)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	—	(4,396)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	—	(4,297)
15/12/2012	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	—	(11,088)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	—	(2,461)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	—	(2,524)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	—	(2,558)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	—	(770)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	—	(818)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	—	(867)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	—	(611)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	—	(541)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	—	(562)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	—	(429)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	—	(409)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	—	(386)
					________	________

				Total fair value	(94,955)	(150,437)
					~~________~~	~~________~~
_____________

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10 year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.
The total fair value change of the interest rate swaps, qualifying for hedge accounting, for the year ended December 31, 2011, amounted to a loss of $55,482, for the year ended December 31, 2010, amounted to a loss of $21,909, and for the year ended December 31, 2009 amounted to a gain of $42,995. The effective portion for the year ended December 31, 2011 was a loss of $55,482, for the year ended December 31, 2010 was a loss of $21,909, and for the year ended December 31, 2009 was a gain of $42,706, and are included in Comprehensive Income (loss). The ineffective portion for the years ended December 31, 2011 and 2010 was $nil and for the year ended December 31, 2009 was a gain of $289.
The interest rate swaps included in the table above are for the Credit Facility discussed in Note 9 and the term loans discussed in Note 9.2.3, 9.2.4, 9.2.5, 9.2.7, 9.2.8, 9.2.12, 9.2.13 and 9.2.14.
(b) Interest rate swaps that do not meet the criteria for hedge accounting As of both December 31, 2010 and December 31, 2011, the Company had outstanding one interest rate swap agreement for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and therefore changes in their fair value are reflected in earnings. More specifically, the swap has a Notional amount $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. The fair value of this swap when acquired from Costamare Shipping was a liability of $7,887 (Note 3 (a)). At December 31, 2010 and December 31, 2011, the fair value of this swap was a liability of $12,987 and $20,254, respectively and is included in Fair value of derivative in the accompanying consolidated balance sheets.
In the three years ended December 31, 2011, the realized ineffectiveness of the interest rate swaps discussed under (a) and (b) above was $nil.
(c) Foreign currency agreements: As of December 31, 2011, the Company was engaged in 16 Euro/U.S. dollar contracts totaling $25,000 at an average forward rate of Euro/U.S. dollar 1.3422 expiring in monthly intervals in 2012.
As of December 31, 2010, the Company was engaged in 16 Euro/U.S. dollar contracts totaling $36,000 at an average forward rate of Euro/U.S. dollar 1.3269 expiring in monthly intervals in 2011.
As of December 31, 2009, the Company was engaged in six Euro/U.S. dollar contracts totaling $12,000 at an average forward rate of Euro/U.S. dollar 1.4348 expiring in monthly intervals in 2010.
The total change of forward contracts fair value for the year ended December 31, 2011 was a loss of $1,442, for the year ended December 31, 2010 was a gain of $414, and for the year ended December 31, 2009 was a loss of $2,594 and are included in Gain/ (loss) on derivative instruments in the accompanying consolidated statements of income.

	The Effect of Derivative Instruments for the years Ended December 31, 2009, 2010 and 2011
___________________________________________________________________________________________________________

	Derivatives in ASC 815 Cash Flow Hedging Relationships
___________________________________________________________________________________________________________
				Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain (Loss) Recognized in Income on Derivative Ineffective Portion
	______________________________				_______________________
	2009	2010	2011		2009	2010	2011
	______	_______	_______		______	_____	_____
Interest rate swaps	42,706	(21,909)	(55,482)	Gain (loss) on derivative instruments	289	—	—
	______	_______	_______		______	_____	_____
Total	42,706	(21,909)	(55,482)		289	—	—
	~~______~~	~~_______~~	~~_______~~		~~______~~	~~_____~~	~~_____~~

Derivatives Not Designated as Hedging Instruments under ASC 815
____________________________________________________________________________________________________________
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
		____________________________
		2009	2010	2011
	__________________________________________________	_______	_______	_______
Interest rate swaps	Gain (loss) on derivative instruments	7,900	(4,873)	(7,267)
Forward contracts	Gain (loss) on derivative instruments	(2,594)	414	(1,442)
		_______	_______	_______
Total		5,306	(4,459)	(8,709)
		~~_______~~	~~_______~~	~~_______~~

Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure [Abstract]:
Financial Instruments [Text Block]
16. Financial Instruments:
(a) Interest rate risk: The Company's interest rates and loan repayment terms are described in Note 9.
(b) Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.
(c) Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the investments discussed in Note 4, determined through Level 1 of the fair value hierarchy, equates to the amounts that would be received by the Company in the event of sale of these investments. The fair value of the interest rate swap agreements discussed in Note 15 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.
The fair value of the interest rate swap agreements discussed in Note 15(a) and (b) equates to the amount that would be paid by the Company to cancel the agreements. As at December 31, 2010 and 2011 the fair value of these interest rate swaps in aggregate amounted to a liability of $107,942 and $170,691, respectively.
The fair market value of the forward contracts discussed in Note 15(c) determined through Level 2 of the fair value hierarchy as at December 31, 2010 amounted to an asset of $458 and as at December 31, 2011 amounted to a liability of $984.
The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	_________	_____________	_________	_________
Recurring measurements:
Forward contracts—asset position	458	—	458	—
Interest rate swaps—liability position	(107,942)	—	(107,942)	—
Investments—asset position	6,080	6,080	—	—
	_________	_____________	_________	_________
Total	(101,404)	6,080	(107,484)	—
	~~_________~~	~~_____________~~	~~_________~~	~~_________~~

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	_________	_____________	_________	_________
Recurring measurements:
Forward contracts—liability position	(984)	—	(984)	—
Interest rate swaps—liability position	(170,691)	—	(170,691)	—
	_________	_____________	_________	_________
Total	(171,675)	—	(171,675)	—
	~~_________~~	~~_____________~~	~~_________~~	~~_________~~

Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]
17. Comprehensive Income (loss):
In 2009, other comprehensive income (loss) increased with gains of $42,721, in 2010, other comprehensive income (loss) decreased with losses of $22,247 relating to the change of the fair value of derivatives that qualify for hedge accounting and the fair value of bonds and in 2011, other comprehensive income (loss) decreased with losses of $58,242 relating to the change of the fair value of derivatives that qualify for hedge accounting and net settlements on interest rate swaps qualifying for cash flow hedge. For the years ended December 31, 2009, 2010 and 2011, comprehensive income (loss) amounted to $159,650, $58,977 and $29,350, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]:
Subsequent Events [Text Block]
18. Subsequent Events:
(a) Declaration and payment of Dividends: In January 2012 the Company declared a dividend for the fourth quarter ended December 31, 2011, of $16,281 or $0.27 per share paid on February 8, 2012 to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on January 25, 2012.
(b) Drawdown on Term Loan: (i) On January 31, 2012, the Company drew $6,685 from the term loan discussed in Note 9.2.13 in connection with the payment of the second pre-delivery installment for hull S4010. The amount of the installment paid to the shipyard was $9,550. (ii) On February 8, 2012, the Company drew $6,685 from the term loan discussed in Note 9.2.13 in connection with the payment of the second pre-delivery installment for hull S4011. The amount of the installment paid to the shipyard was $9,550.
(c) Delivery of Secondhand Vessel: On February 8, 2012, the Company took delivery of the containership MSC Ulsan. In connection with the delivery of such vessel, the Company drew $21,000 from the credit facility discussed in Note 9.2.11 to partly finance the acquisition cost of the vessel.
(d) Filing of F-3 Registration Statement: On January 30, 2012, the Company filed with the U.S. Securities and Exchange Commission a registration statement on Form F-3, which was declared effective on February 14, 2012. The Company may issue up to an aggregate public offering price of $300,000 of additional common stock, preferred stock, debt securities, warrants, rights or units under the registration statement.